                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02349

                     Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-months ended March 31, 2005

MARKET CONDITIONS


The six-month period under review began amid perceived softness in the economy in the minds of investors, brought on by lower-than-expected payroll gains. The Federal Open Market Committee reaffirmed its pledge to raise the federal funds target rate at a measured pace and did so incrementally at each of its meetings, raising the target rate 100 basis points, to 2.75 percent from 1.75 percent by the end of the period.

The economic climate for corporate bonds during the period was generally positive, fueled by investors' continuing thirst for yield. Nonetheless, corporate bond yield spreads widened during the first quarter of 2005, with most of the damage coming in the auto sector. News that General Motors (GM) had lowered its earnings guidance for the remainder of 2005 brought on elevated fears that the automaker might lose its investment-grade credit rating. Yield spreads on GM bonds soared, with the company's longer maturity issues eventually surpassing the 500 basis-point level relative to equivalent treasuries. Other auto and auto-related issuers' yield spreads also widened, albeit not by the same magnitude as GM's spreads.

PERFORMANCE ANALYSIS


For the six-month period ended March 31, 2005, the net asset value (NAV) of Morgan Stanley Income Securities Inc. (ICB) decreased from $17.59 to $17.27 per share. Based on this change plus the reinvestment of dividends totaling $0.4875 per share, the Fund's total NAV return was 1.19 percent. ICB's value on the New York Stock Exchange (NYSE) decreased from $16.04 to $15.39 per share during the same period. Based on this change plus the reinvestment of dividends, ICB's total market return was -1.11 percent. ICB's share price was trading at a 10.89 percent discount to its NAV on March 31, 2005. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2005 declared in March remained unchanged at $0.08125 per share to reflect the Fund's current and projected earnings level.

Within the corporate sector, the Fund benefited from its emphasis on insurance company debt and strong security selection in the paper and energy sectors. Paper, gaming/lodging, and energy remain the focus of the Fund's medium-quality strategy. Within the high-quality segment of the portfolio, the Fund remained focused on the insurance industry.

We kept the Fund's overall interest-rate exposure trimmed during the period. This posture helped the Fund as interest rates rose across the short- and intermediate-portions of the yield curve. As interest rates declined during the initial phase of the review period, however, this position hampered the Fund's performance.

The Fund's procedure for reinvestment of all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Directors have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
----------------------------------------------------
There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

   PORTFOLIO COMPOSITION*
   Corporate Bonds                                     76.3%
   U.S. Government Obligations                         13.0
   Asset-Backed Securities                              4.1
   Foreign Government Obligations                       3.4
   Short-Term Investments                               3.2

   LONG-TERM CREDIT ANALYSIS
   AAA                                                 20.5%
   AA                                                   1.9
   A                                                   14.1
   BBB                                                 50.1
   BB                                                  11.7
   B                                                    1.7

Data as of March 31, 2005. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

* Does not include outstanding short futures contracts with an underlying face amount of $51,731,875 with unrealized appreciation of $183,215.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

RESULTS OF ANNUAL SHAREHOLDERS MEETING

ON DECEMBER 15, 2004, AN ANNUAL MEETING OF THE FUND'S SHAREHOLDERS WAS HELD FOR THE PURPOSE OF VOTING ON THE FOLLOWING MATTER, THE RESULTS OF WHICH WERE AS
FOLLOWS:

ELECTION OF DIRECTORS:

                                         FOR      WITHHELD
----------------------------------------------------------
MICHAEL BOZIC                         8,060,403   188,709
CHARLES A. FIUMEFREDDO                8,058,780   190,332
EDWIN J. GARN                         8,051,016   198,096
WAYNE E. HEDIEN                       8,059,375   189,737
JAMES F. HIGGINS                      8,063,663   185,449
MANUEL H. JOHNSON                     8,061,494   187,618
JOSEPH J. KEARNS                      8,062,953   186,159
MICHAEL E. NUGENT                     8,060,243   188,869
FERGUS REID                           8,060,762   188,350

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Corporate Bonds (75.2%)
            Advertising/Marketing Services (1.0%)
 $   785    Interpublic Group of Companies, Inc. (The)..................   5.40%   11/15/09   $    755,562
     975    WPP Finance Corp. (United Kingdom)..........................   5.875   06/15/14      1,009,915
                                                                                              ------------
                                                                                                 1,765,477
                                                                                              ------------
            Aerospace & Defense (0.6%)
     328    Raytheon Co. ...............................................   4.50    11/15/07        332,738
     618    Systems 2001 Asset Trust LLC - 144A*........................   6.664   09/15/13        670,145
                                                                                              ------------
                                                                                                 1,002,883
                                                                                              ------------
            Air Freight/Couriers (1.2%)
   2,000    FedEx Corp. ................................................   7.25    02/15/11      2,240,394
                                                                                              ------------

            Airlines (0.5%)
     104    Continental Airlines, Inc. .................................   6.648   09/15/17         98,391
     722    Continental Airlines, Inc. .................................   6.90    01/02/18        708,746
                                                                                              ------------
                                                                                                   807,137
                                                                                              ------------
            Beverages: Alcoholic (0.6%)
   1,085    Miller Brewing Co. - 144A*..................................   4.25    08/15/08      1,075,151
                                                                                              ------------

            Broadcasting (0.8%)
   1,330    Clear Channel Communications, Inc. .........................   7.65    09/15/10      1,457,611
                                                                                              ------------

            Cable/Satellite TV (3.8%)
   1,260    Comcast Cable Communications Inc. ..........................   6.75    01/30/11      1,362,708
   1,400    Comcast Cable Communications Inc. ..........................   7.125   06/15/13      1,559,928
     750    Comcast Cable Communications Inc. ..........................   8.375   05/01/07        808,268
     450    Comcast Corp. ..............................................   6.50    01/15/15        482,544
   1,425    Cox Communications, Inc. - 144A*............................   4.625   01/15/10      1,386,145
     710    Echostar DBS Corp. .........................................   6.375   10/01/11        699,350
     390    TCI Communications, Inc. ...................................   7.875   02/15/26        477,122
                                                                                              ------------
                                                                                                 6,776,065
                                                                                              ------------
            Casino/Gaming (1.8%)
     185    MGM Mirage Inc. ............................................   6.00    10/01/09        183,381
     220    MGM Mirage Inc. ............................................   6.75    09/01/12        222,750
     940    MGM Mirage Inc. ............................................   8.50    09/15/10      1,034,000
   1,615    Park Place Entertainment Corp. .............................   7.50    09/01/09      1,744,200
                                                                                              ------------
                                                                                                 3,184,331
                                                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Chemicals: Major Diversified (0.3%)
 $   540    ICI Wilmington Inc. ........................................   4.375%  12/01/08   $    533,784
                                                                                              ------------

            Chemicals: Specialty (0.0%)
      50    FMC Corp. ..................................................  10.25    11/01/09         56,000
                                                                                              ------------

            Containers/Packaging (0.6%)
   1,060    Sealed Air Corp. - 144A*....................................   5.625   07/15/13      1,073,889
                                                                                              ------------

            Department Stores (2.0%)
   2,800    Federated Department Stores, Inc. ..........................   6.625   09/01/08      2,951,010
     610    May Department Stores Co., Inc. ............................   5.95    11/01/08        630,384
                                                                                              ------------
                                                                                                 3,581,394
                                                                                              ------------
            Electric Utilities (11.0%)
   1,360    Arizona Public Service Co. .................................   5.80    06/30/14      1,427,161
     310    Arizona Public Service Co. .................................   6.75    11/15/06        321,692
     165    CC Funding Trust I..........................................   6.90    02/16/07        172,436
     530    Cincinnati Gas & Electric Co. ..............................   5.70    09/15/12        550,439
   1,000    Consolidated Natural Gas Co. ...............................   5.00    12/01/14        979,627
     625    Consolidated Natural Gas Co. (Series A).....................   5.00    03/01/14        614,359
     170    Consolidated Natural Gas Co. (Series C).....................   6.25    11/01/11        182,351
   1,775    Consumers Energy Co. .......................................   4.00    05/15/10      1,699,516
      90    Consumers Energy Co. .......................................   4.80    02/17/09         90,149
     195    Consumers Energy Co. .......................................   5.375   04/15/13        196,691
     745    Detroit Edison Co. - 144A*..................................   4.80    02/15/15        723,811
     835    Duquesne Light Co. (Series O)...............................   6.70    04/15/12        919,739
     930    Entergy Gulf States, Inc.+..................................   3.31    12/01/09        934,366
     915    Entergy Gulf States, Inc. ..................................   3.60    06/01/08        888,601
   1,705    Exelon Corp. ...............................................   6.75    05/01/11      1,857,570
     215    Indianapolis Power & Light Co. - 144A*......................   6.30    07/01/13        226,672
     460    Monongahela Power Co. ......................................   5.00    10/01/06        465,054
     330    Nevada Power Co. ...........................................   9.00    08/15/13        372,075
   1,390    Ohio Edison Co. ............................................   5.45    05/01/15      1,393,034
   1,185    Pacific Gas & Electric Co. .................................   6.05    03/01/34      1,220,977
     235    Panhandle Eastern Pipe Line Co. (Series B)..................   2.75    03/15/07        227,642
     600    PSEG Energy Holdings Inc. ..................................   8.625   02/15/08        636,000
     300    Reliant Energy Resources Corp. .............................   7.75    02/15/11        340,609
     380    Reliant Energy, Inc. .......................................   6.75    12/15/14        356,250
     250    Southern California Edison Co. .............................   5.00    01/15/14        248,212
     570    Texas Eastern Transmission, LP..............................   7.00    07/15/32        656,584

                       See Notes to Financial Statements
 6

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
 $   305    Texas-New Mexico Power Co. .................................   6.25%   01/15/09   $    317,956
     220    TXU Corp. ..................................................   6.375   06/15/06        225,144
     915    TXU Energy Co. .............................................   7.00    03/15/13      1,002,895
     460    Wisconsin Electric Power Co. ...............................   3.50    12/01/07        450,862
                                                                                              ------------
                                                                                                19,698,474
                                                                                              ------------
            Electronic Equipment/Instruments (0.7%)
     215    Xerox Corp. ................................................   6.875   08/15/11        220,106
   1,080    Xerox Corp. ................................................   7.125   06/15/10      1,121,850
                                                                                              ------------
                                                                                                 1,341,956
                                                                                              ------------
            Environmental Services (1.3%)
   2,230    USA Waste Services, Inc. ...................................   7.125   10/01/07      2,366,632
                                                                                              ------------

            Finance/Rental/Leasing (4.6%)
   5,020    Ford Motor Credit Co. ......................................   7.25    10/25/11      4,960,227
   2,430    Ford Motor Credit Co. ......................................   7.375   10/28/09      2,442,952
     840    Nationwide Building Society - 144A* (United Kingdom)........   4.25    02/01/10        822,928
                                                                                              ------------
                                                                                                 8,226,107
                                                                                              ------------
            Financial Conglomerates (4.0%)
     675    General Motors Acceptance Corp. ............................   4.50    07/15/06        658,650
   6,000    General Motors Acceptance Corp. ............................   6.875   09/15/11      5,435,868
   1,175    General Motors Acceptance Corp. ............................   8.00    11/01/31      1,025,806
                                                                                              ------------
                                                                                                 7,120,324
                                                                                              ------------
            Food: Major Diversified (1.0%)
   1,700    Kraft Foods Inc. ...........................................   5.625   11/01/11      1,766,348
                                                                                              ------------

            Food: Meat/Fish/Dairy (0.8%)
      95    Smithfield Foods Inc. ......................................   7.75    05/15/13        101,175
   1,190    Smithfield Foods Inc. (Series B)............................   8.00    10/15/09      1,267,350
                                                                                              ------------
                                                                                                 1,368,525
                                                                                              ------------
            Forest Products (0.1%)
     135    Weyerhaeuser Co. ...........................................   6.00    08/01/06        138,416
                                                                                              ------------

            Gas Distributors (1.4%)
     745    Nisource Finance Corp.+.....................................   3.43    11/23/09        750,084
     710    Nisource Finance Corp. .....................................   7.625   11/15/05        726,419

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
 $    55    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)......   7.628%  09/15/06   $     56,197
     705    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)......   8.294   03/15/14        813,382
     215    Sempra Energy...............................................   4.621   05/17/07        215,961
                                                                                              ------------
                                                                                                 2,562,043
                                                                                              ------------
            Home Furnishings (0.4%)
     600    Mohawk Industries, Inc. (Series D)..........................   7.20    04/15/12        669,052
                                                                                              ------------

            Hospital/Nursing Management (1.4%)
     735    Columbia/HCA Healthcare Corp. ..............................   7.19    11/15/15        765,867
      85    Columbia/HCA Healthcare Corp. ..............................   9.00    12/15/14         99,212
     555    HCA, Inc. ..................................................   6.30    10/01/12        557,246
     170    HCA, Inc. ..................................................   7.875   02/01/11        184,774
     274    Tenet Healthcare Corp. .....................................   6.875   11/15/31        220,570
     750    Tenet Healthcare Corp. .....................................   7.375   02/01/13        710,625
                                                                                              ------------
                                                                                                 2,538,294
                                                                                              ------------
            Hotels/Resorts/Cruiselines (1.8%)
   1,140    Hyatt Equities LLC - 144A*..................................   6.875   06/15/07      1,177,995
     285    Marriott International, Inc. (Series E).....................   7.00    01/15/08        302,866
     145    Starwood Hotels & Resorts Worldwide, Inc. ..................   7.375   05/01/07        150,438
   1,455    Starwood Hotels & Resorts Worldwide, Inc. ..................   7.875   05/01/12      1,596,863
                                                                                              ------------
                                                                                                 3,228,162
                                                                                              ------------
            Industrial Conglomerates (0.8%)
     580    Hutchison Whampoa International Ltd. - 144A* (Virgin
              Islands)..................................................   5.45    11/24/10        588,492
     730    Hutchison Whampoa International Ltd. - 144A* (Virgin
              Islands)..................................................   6.50    02/13/13        771,895
     150    Tyco International Group S.A. (Luxembourg)..................   5.80    08/01/06        153,200
                                                                                              ------------
                                                                                                 1,513,587
                                                                                              ------------
            Insurance Brokers/Services (2.5%)
     990    Farmers Exchange Capital - 144A*............................   7.05    07/15/28      1,036,772
   1,330    Farmers Exchange Capital - 144A*............................   8.625   05/01/24      1,612,927
     800    Marsh & McLennan Companies, Inc. ...........................   5.375   07/15/14        768,862
   1,125    Marsh & McLennan Companies, Inc. ...........................   5.875   08/01/33      1,028,300
                                                                                              ------------
                                                                                                 4,446,861
                                                                                              ------------
            Integrated Oil (1.1%)
   1,700    Amerada Hess Corp. .........................................   7.875   10/01/29      2,037,980
                                                                                              ------------

            Major Telecommunications (5.0%)
   1,535    AT&T Corp. .................................................   9.75    11/15/31      1,880,375
   1,410    Deutsche Telekom International Finance Corp.
              (Netherlands).............................................   8.75    06/15/30      1,849,528
     580    France Telecom S.A. (France)................................   8.75    03/01/31        765,659

                       See Notes to Financial Statements
 8

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
 $ 1,635    Sprint Capital Corp. .......................................   8.375%  03/15/12   $  1,913,400
     485    Sprint Capital Corp. .......................................   8.75    03/15/32        631,122
   1,510    Telecom Italia Capital SpA - 144A* (Luxembourg).............   4.00    01/15/10      1,445,133
     405    Verizon New England Inc. ...................................   6.50    09/15/11        434,166
                                                                                              ------------
                                                                                                 8,919,383
                                                                                              ------------
            Managed Health Care (2.8%)
   1,905    Aetna, Inc. ................................................   7.875   03/01/11      2,191,139
     445    Anthem, Inc. ...............................................   6.80    08/01/12        494,206
   1,560    Health Net, Inc. ...........................................   9.875   04/15/11      1,859,511
     515    WellPoint Inc. - 144A*......................................   3.75    12/14/07        505,753
                                                                                              ------------
                                                                                                 5,050,609
                                                                                              ------------
            Media Conglomerates (5.2%)
   2,210    AOL Time Warner Inc. .......................................   6.875   05/01/12      2,416,911
   2,305    AOL Time Warner Inc. .......................................   7.625   04/15/31      2,716,182
     370    AOL Time Warner Inc. .......................................   7.70    05/01/32        440,636
   3,000    News America Holdings, Inc. ................................   7.25    05/18/18      3,375,402
     180    News America Holdings, Inc. ................................   7.30    04/30/28        201,157
     140    News America Holdings, Inc. ................................   7.75    01/20/24        163,101
      40    Time Warner, Inc. ..........................................   6.625   05/15/29         42,156
                                                                                              ------------
                                                                                                 9,355,545
                                                                                              ------------
            Medical Distributors (0.1%)
     205    AmerisourceBergen Corp. ....................................   8.125   09/01/08        220,887
                                                                                              ------------

            Medical Specialties (0.2%)
     360    Fisher Scientific International, Inc. - 144A*...............   6.75    08/15/14        367,200
                                                                                              ------------

            Metal Fabrications (0.1%)
     175    Northwest Pipeline Corp. ...................................   8.125   03/01/10        188,125
                                                                                              ------------

            Miscellaneous Commercial Services (0.4%)
     245    Iron Mountain Inc. .........................................   6.625   01/01/16        224,788
     487    Iron Mountain Inc. .........................................   7.75    01/15/15        483,347
                                                                                              ------------
                                                                                                   708,135
                                                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Motor Vehicles (2.6%)
 $ 1,575    DaimlerChrysler North American Holdings Co. ................   7.30%   01/15/12   $  1,719,613
     750    DaimlerChrysler North American Holdings Co. ................   8.00    06/15/10        834,721
     830    DaimlerChrysler North American Holdings Co. ................   8.50    01/18/31      1,004,438
   1,355    General Motors Corp. .......................................   8.375   07/15/33      1,162,322
                                                                                              ------------
                                                                                                 4,721,094
                                                                                              ------------
            Multi-Line Insurance (0.4%)
     650    Two-Rock Pass Through Trust - 144A* (Bermuda)+..............   3.71    02/11/10++      648,674
                                                                                              ------------

            Oil & Gas Production (2.3%)
     245    Kerr-McGee Corp. ...........................................   5.875   09/15/06        249,091
     395    Kerr-McGee Corp. ...........................................   6.625   10/15/07        409,425
     765    Pemex Project Funding Master Trust..........................   7.375   12/15/14        820,463
   1,200    Pemex Project Funding Master Trust..........................   8.00    11/15/11      1,330,800
     125    Pemex Project Funding Master Trust..........................   8.625   02/01/22        142,344
     120    Plains E & P Corp. .........................................   7.125   06/15/14        126,000
     910    Vintage Petroleum, Inc. ....................................   7.875   05/15/11        969,150
                                                                                              ------------
                                                                                                 4,047,273
                                                                                              ------------
            Oil Refining/Marketing (0.2%)
     365    Ashland Inc. ...............................................   7.83    08/15/05        370,473
                                                                                              ------------

            Property - Casualty Insurers (0.8%)
   1,400    Mantis Reef Ltd. - 144A* (Australia)........................   4.692   11/14/08      1,384,901
                                                                                              ------------

            Pulp & Paper (2.3%)
   1,225    Abitibi-Consolidated Inc. (Canada)..........................   8.55    08/01/10      1,249,500
     485    Abitibi-Consolidated Inc. (Canada)..........................   8.85    08/01/30        457,112
   1,680    Bowater Canada Finance (Canada).............................   7.95    11/15/11      1,751,400
     675    Sappi Papier Holding AG - 144A* (Austria)...................   6.75    06/15/12        733,225
                                                                                              ------------
                                                                                                 4,191,237
                                                                                              ------------
            Railroads (2.2%)
     615    Burlington North Santa Fe Railway Co. ......................   4.575   01/15/21        598,668
     760    CSX Corp. ..................................................   2.75    02/15/06        751,427
     290    CSX Corp. ..................................................   9.00    08/15/06        307,914
     585    Norfolk Southern Corp. .....................................   7.35    05/15/07        620,378
     100    Union Pacific Corp. - 144A*.................................   5.214   09/30/14         99,181
     820    Union Pacific Corp. ........................................   6.65    01/15/11        890,757
     625    Union Pacific Corp. ........................................   6.79    11/09/07        661,724
                                                                                              ------------
                                                                                                 3,930,049
                                                                                              ------------

                       See Notes to Financial Statements
 10

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Real Estate Development (0.7%)
 $   938    World Financial Properties - 144A*..........................   6.91%   09/01/13   $  1,006,163
     210    World Financial Properties - 144A*..........................   6.95    09/01/13        225,296
                                                                                              ------------
                                                                                                 1,231,459
                                                                                              ------------
            Real Estate Investment Trusts (0.8%)
     775    Reckson Operating Partnership...............................   5.15    01/15/11        773,386
     470    Rouse Co. (The).............................................   3.625   03/15/09        440,123
     210    Rouse Co. (The).............................................   5.375   11/26/13        201,301
                                                                                              ------------
                                                                                                 1,414,810
                                                                                              ------------
            Savings Banks (0.9%)
   1,455    Washington Mutual Inc. .....................................   8.25    04/01/10      1,652,228
                                                                                              ------------

            Specialty Stores (0.2%)
     275    Autonation, Inc. ...........................................   9.00    08/01/08        303,875
                                                                                              ------------

            Tobacco (1.1%)
     625    Altria Group, Inc. .........................................   7.00    11/04/13        671,734
   1,135    Altria Group, Inc. .........................................   7.75    01/15/27      1,299,070
                                                                                              ------------
                                                                                                 1,970,804
                                                                                              ------------
            Wireless Telecommunications (0.8%)
     330    AT&T Wireless Services, Inc. ...............................   7.875   03/01/11        375,790
     815    AT&T Wireless Services, Inc. ...............................   8.75    03/01/31      1,078,470
                                                                                              ------------
                                                                                                 1,454,260
                                                                                              ------------
            Total Corporate Bonds (Cost $130,785,611)......................................    134,707,898
                                                                                              ------------
            U.S. Government Obligations (12.8%)
  10,775    U.S. Treasury Bonds.........................................   6.125   08/15/29     12,694,728
   6,800    U.S. Treasury Note..........................................   4.25    08/15/13      6,707,833
   4,250    U.S. Treasury Strips........................................   0.00    05/15/25      1,561,000
   2,660    U.S. Treasury Strips........................................   0.00    02/15/25        993,079
   2,660    U.S. Treasury Strips........................................   0.00    02/15/27        903,176
                                                                                              ------------
            Total U.S. Government Obligations (Cost $23,059,542)...........................     22,859,816
                                                                                              ------------
            Asset-Backed Securities (4.0%)
            Finance/Rental/Leasing
     650    CIT Equipment Collateral 2004-EF1 A3........................   3.50    09/20/08   $    639,919
     675    CNH Equipment Trust 2005-A A3...............................   4.02    04/15/09        672,520
     800    Harley-Davidson Motorcycle Trust 2004-2 A2..................   3.56    02/15/12        789,832
   1,300    Harley-Davidson Motorcycle Trust 2005-1 A2..................   3.76    12/17/12      1,283,237
     950    TXU Electric Delivery Transition Bond Company LLC 2004-1
              A2........................................................   4.81    11/17/14        948,502

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
 $ 1,400    USAA Auto Owner Trust 2004-2 A-4............................   3.58%   02/15/11   $  1,379,768
     825    USAA Auto Owner Trust 2005-1 A3.............................   3.90    07/15/09        819,973
     725    Volkswagen Auto Lease Trust 2005-A A3.......................   3.82    05/20/08        722,384
                                                                                              ------------
            Total Asset-Backed Securities (Cost $7,315,453)................................      7,256,135
                                                                                              ------------
            Foreign Government Obligations (3.4%)
     910    Russian Federation (Russia).................................   5.00    03/31/30        939,575
     550    United Mexican States (Mexico)..............................   8.30    08/15/31        631,125
   3,930    United Mexican States (Mexico)..............................   8.375   01/14/11      4,482,165
                                                                                              ------------
            Total Foreign Obligations (Cost $5,570,209)....................................      6,052,865
                                                                                              ------------
            Short-Term Investments (3.2%)
            U.S. Government Obligation (a) (0.2%)
     300    U.S. Treasury Bill** (Cost $297,557)........................   2.818   07/14/05        297,557
                                                                                              ------------
            Repurchase Agreements (3.0%)
   4,736    Joint repurchase agreement account (dated 03/31/05; proceeds
              $4,736,374) (b) (Cost $4,736,000).........................   2.845   04/01/05      4,736,000
                                                                                              ------------
            The Bank of New York (dated 03/31/05; proceeds $674,845 (c)
              (Cost $674,795)...........................................   2.688   04/01/05        674,795
                                                                                              ------------
            Total Short-Term Investments (Cost $5,708,352).................................      5,708,352
                                                                                              ------------

            Total Investments (Cost $172,439,167) (d)(e).......................    98.6%     176,585,066
            Other Assets in Excess of Liabilities..............................     1.4        2,426,344
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $179,011,410
                                                                                  =====     ============

---------------------

    *    Resale is restricted to qualified institutional investors.
    **   A portion of this security has been physically segregated in connection with open futures contracts in the amount of
         $176,250.
    +    Floating rate security; rate shown is the rate in effect at
         March 31, 2005.
    ++   Perpetual note security, callable at 02/11/10.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Collateralized by Federal National Mortgage Association 5.5%
         due 04/01/34 valued at $688,291.
    (d)  Securities have been designated as collateral in an amount equal to $51,739,794 in connection with open futures
         contracts.
    (e)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $6,222,142 and
         the aggregate gross unrealized depreciation is $2,076,243, resulting in net unrealized appreciation of $4,145,899.

                       See Notes to Financial Statements
 12

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

Futures Contracts Open at March 31, 2005:

NUMBER OF                   DESCRIPTION/DELIVERY      UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT         MONTH AND YEAR         AMOUNT AT VALUE   APPRECIATION
---------   ----------   ---------------------------  ---------------   ------------
   201         Short     U.S. Treasury Notes, 5 Year   $(21,525,844)      $ 86,828
                                  June 2005
   146         Short     U.S. Treasury Notes, 2 Year    (30,206,031)        96,387
                                  June 2005                               --------
                         Total Unrealized Appreciation...............     $183,215
                                                                          ========

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $172,439,167).......................................  $176,585,066
Receivable for:
    Investments sold........................................     3,051,620
    Interest................................................     2,608,760
Prepaid expenses and other assets...........................        16,129
                                                              ------------
    Total Assets............................................   182,261,575
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     2,874,324
    Variation margin........................................       129,336
    Investment advisory fee.................................        71,298
    Capital stock repurchased...............................        65,996
    Administration fee......................................        13,581
Accrued expenses and other payables.........................        95,630
                                                              ------------
    Total Liabilities.......................................     3,250,165
                                                              ------------
    Net Assets..............................................  $179,011,410
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $192,560,119
Net unrealized appreciation.................................     4,329,114
Dividends in excess of net investment income................       (23,038)
Accumulated net realized loss...............................   (17,854,785)
                                                              ------------
    Net Assets..............................................  $179,011,410
                                                              ============
Net Asset Value Per Share,
10,365,483 shares outstanding (15,000,000 shares authorized
of $.01 par value)..........................................        $17.27
                                                              ============

                       See Notes to Financial Statements
 14

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 5,297,977
                                                              -----------
Expenses
Investment advisory fee.....................................      400,495
Transfer agent fees and expenses............................       71,481
Administration fee..........................................       61,209
Professional fees...........................................       26,703
Shareholder reports and notices.............................       23,764
Custodian fees..............................................       12,780
Registration fees...........................................        7,544
Directors' fees and expenses................................        4,891
Other.......................................................       11,455
                                                              -----------
    Total Expenses..........................................      620,322
                                                              -----------
    Net Investment Income...................................    4,677,655
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................    2,953,716
Futures contracts...........................................     (199,275)
                                                              -----------
    Net Realized Gain.......................................    2,754,441
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (6,580,891)
Futures contracts...........................................      600,955
                                                              -----------
    Net Depreciation........................................   (5,979,936)
                                                              -----------
    Net Loss................................................   (3,225,495)
                                                              -----------
Net Increase................................................  $ 1,452,160
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                FOR THE SIX        FOR THE YEAR
                                                MONTHS ENDED          ENDED
                                               MARCH 31, 2005   SEPTEMBER 30, 2004
                                               --------------   ------------------
                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income........................   $  4,677,655       $ 10,204,567
Net realized gain............................      2,754,441          1,825,476
Net change in unrealized
  appreciation/depreciation..................     (5,979,936)          (425,803)
                                                ------------       ------------
    Net Increase.............................      1,452,160         11,604,240

Dividends to shareholders from net investment
  income.....................................     (5,114,891)       (10,365,415)

Decrease from capital stock transactions.....     (3,279,151)        (5,587,976)
                                                ------------       ------------
    Net Decrease.............................     (6,941,882)        (4,349,151)
Net Assets:
Beginning of period..........................    185,953,292        190,302,443
                                                ------------       ------------
End of Period
(Including dividends in excess of net
investment income of $23,038 and accumulated
undistributed investment income of $414,198,
respectively)................................   $179,011,410       $185,953,292
                                                ============       ============

16
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Income Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and, as a secondary objective, capital appreciation. The Fund commenced operations on April 6, 1973.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays an advisory fee, accrued weekly and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business week: 0.42% to the portion of weekly net assets not exceeding $500 million and 0.35% to the portion of weekly net assets exceeding $500 million.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued weekly and payable monthly, by applying the following annual rate of 0.50% to the Fund's weekly net assets.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005 aggregated $44,131,427 and $50,413,742, respectively. Included in the aforementioned are purchases of U.S. Government securities of $21,676,511.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At March 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $1,700.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended March 31, 2005 included in Directors' fees and expenses in the Statement of Operations amounted to $3,744. At March 31, 2005, the Fund had an accrued pension liability of $61,782 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Dividends

On March 29, 2005, the Fund declared the following dividends from net investment income:

   AMOUNT       RECORD        PAYABLE
  PER SHARE      DATE          DATE
  ---------  ------------  -------------
               April 8,      April 22,
  $0.08125       2005          2005
  $0.08125   May 6, 2005   May 20, 2005
  $0.08125   June 3, 2005  June 17, 2005

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

5. Capital Stock

Transactions in capital stock were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2003.................................  10,922,518    109,223    $201,318,023
Treasury shares purchased and retired (weighted average
  discount 8.81%)*..........................................    (352,200)    (3,522)     (5,584,454)
                                                              ----------   --------    ------------
Balance, September 30, 2004.................................  10,570,318   $105,701    $195,733,569
Treasury shares purchased and retired (weighted average
  discount 8.07%)*..........................................    (204,835)    (2,048)     (3,277,103)
                                                              ----------   --------    ------------
Balance, March 31, 2005.....................................  10,365,483   $103,653    $192,456,466
                                                              ==========   ========    ============

---------------------
   * The Directors have voted to retire the shares purchased.

6. Purpose of Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts ("future contracts").

These futures contracts involve element of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2004 the Fund had a net capital loss carryforward of $20,980,110 of which $1,742,631 will expire on September 30, 2009, $9,696,127 will expire on September 30, 2010

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

and $9,541,352 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2004, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and mark-to-market of open futures contracts.

Morgan Stanley Income Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                             FOR THE SIX                  FOR THE YEAR ENDED SEPTEMBER 30
                                             MONTHS ENDED    ---------------------------------------------------------
                                            MARCH 31, 2005     2004        2003        2002        2001        2000
                                            --------------   ---------   ---------   ---------   ---------   ---------
                                             (unaudited)
Selected Per Share Data:
Net asset value, beginning of period......       $17.59        $17.42      $16.13      $17.10      $16.83      $17.51
                                                 ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
    Net investment income*................         0.45          0.95        0.97        1.05        1.28        1.33
    Net realized and unrealized gain
    (loss)................................        (0.31)         0.13        1.21       (0.89)       0.31       (0.72)
                                                 ------        ------      ------      ------      ------      ------
Total income from investment operations...         0.14          1.08        2.18        0.16        1.59        0.61
                                                 ------        ------      ------      ------      ------      ------
Less dividends and distributions from:
    Net investment income.................        (0.49)        (0.96)      (0.93)      (1.12)      (1.32)      (1.34)
    Paid-in capital.......................      --              --          --          (0.02)      --          --
                                                 ------        ------      ------      ------      ------      ------
Total dividends and distributions.........        (0.49)        (0.96)      (0.93)      (1.14)      (1.32)      (1.34)
                                                 ------        ------      ------      ------      ------      ------
Anti-dilutive effect of acquiring treasury
 shares*..................................         0.03          0.05        0.04        0.01       --           0.05
                                                 ------        ------      ------      ------      ------      ------
Net asset value, end of period............       $17.27        $17.59      $17.42      $16.13      $17.10      $16.83
                                                 ======        ======      ======      ======      ======      ======
Market value, end of period...............       $15.39        $16.04      $15.87      $15.23      $17.00      $16.06
                                                 ======        ======      ======      ======      ======      ======
Total Return+.............................        (1.11)%(1)     7.27%      10.61%      (3.89)%     14.07%       7.17%
Ratios to Average Net Assets:
Expenses..................................         0.67%(2)      0.66%       0.67%       0.66%       0.67%       0.65%
Net investment income.....................         5.07%(2)      5.43%       5.81%       6.28%       7.53%       7.89%
Supplemental Data:
Net assets, end of period, in thousands...     $179,011      $185,953    $190,302    $182,461    $194,863    $192,131
Portfolio turnover rate...................           25%(1)        40%         56%         62%        105%         26%

---------------------------------------------------

    * The per share amounts were computed using an average number of shares outstanding during the period.
    + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.

                       See Notes to Financial Statements
 22

Morgan Stanley Income Securities Inc.
REVISED INVESTMENT POLICY

The Directors approved the following investment policies: The Fund may invest up to 10% of its assets in non-U.S. dollar denominated investment grade securities. Investments in non-U.S. dollars are subject to currency risk. While the price of the Fund's shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of the local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

The fund may invest up to 20% of its assets in U.S. dollar denominated high yield securities. High yield securities are commonly known as "junk bonds" and are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers, and in particular, highly leveraged issuers, may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, meet their projected business goals, or obtain additional financing, all of which may result in increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Income Securities

Semiannual Report
March 31, 2005

[MORGAN STANLEY LOGO]

38531RPT-RA-05-003768-Y03/05

Item 1 - Report to Shareholders

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES


                                                                                         (d) Maximum
                                                                   (c) Total             Number (or
                                                                   Number of             Approximate
                                                                   Shares (or            Dollar Value)
                                                                   Units)                of Shares (or
                              (a) Total                            Purchased as          Units) that May
                              Number of                            Part of Publicly      Yet Be
                              Shares (or      (b) Average          Announced             Purchased
                              Units)          Price Paid per       Plans or              Under the Plans
Period                        Purchased       Share (or Unit)      Programs              or Programs
------                        ---------       ---------------      --------              -----------
October 1, 2004 --
October 31, 2004              24,200.00       16.0237                      N/A                   N/A

November 1, 2004 --
November 30, 2004             26,900.00       16.0761                      N/A                   N/A

December 1, 2004 --
December 31, 2004             33,300.00       15.7387                      N/A                   N/A

January 1, 2005 -
January 31, 2005              44,900.00       16.0030                      N/A                   N/A

February 1, 2005 -
February 29, 2005             37,700.00       16.3914                      N/A                   N/A

March 1, 2005 -
March 31, 2005                37,835.00       15.8146                      N/A                   N/A

Total                         204,835.00                                   N/A                   N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Morgan Stanley Income Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

May 19, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005


/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005